Pursuant to the Fund's procedures adopted under Rule 10f-3, the Fund's Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Global Small Cap
Issuer	Standardaero Inc
Ticker/Cusip	SARO / 85423L103
Principal Amount (US$)	1,283,400,000
Principal Amount (Foreign$)	na
Amount Purchased (US$)	3,864
Amount Purchased (Foreign$)	na
Trade Date	10/2/2024
Price (US$)	24.00
Price-Foreign	na
Underwriter	JP Morgan Securities
Other Syndicate Members:	Amerivet Securities
BofA Securities
Carlyle
CIBC Capital Markets
Citizens JMP
Drexel Hamilton
HSBC
Jefferies
Macquarie Capital
Mizuho
Morgan Stanley
RBC Capital Markets
Santander
SOCIETE GENERALE
UBS Investment Bank
Wolfe | Nomura Alliance
Underwriting Spread	3.15%
Currency	USD